EATON & VAN WINKLE LLP
                          Three Park Avenue, 16th floor
                               New York, NY 10016

                                November 16, 2007

Ms. Peggy Kim
Office of Mergers & Acquisitions
Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 3628
100 F Street, N.E.
Washington, D.C. 20549-3628

                    Re. Sunnyside Acres Mobile Estates Schedule 14f
                        (File No. 005-83338)

Dear Ms. Kim:

      On behalf of Sunnyside Acres Mobile Estates, a Nevada corporation (the "Company"), I am submitting an amendment to the Company's Schedule 14f filed on November 8, 2007, in response to the Staff's letter of comment dated November 15, 2007. Our responses below are numbered to correspond to the Staff's comments.

General

1.    Revise to include the correct street address for the SEC.....

      Response: We have revised the disclosure to include the SEC's correct address.

Directors and Executive Officers, page 5

2. Please revise to include information substantially equivalent to that required by Item 407 (a), (b). (c)(1), (c)(2), (d)(1), (e)(2), (e)(3), and
      (f) of Regulation S-B.

      Response: The disclosure under this heading has been revised in response to this comment.

Compliance with Section 16(a) of the Exchange Act, page 7

3. We note that in the last sentence you state: "...except as provided below, the Company believes that all filing requirements... have been complied with." Please revise to clarify whether all filing requirements have been complied with; otherwise, revise to identify any untimely reports....

      Response: The word "except as provide below" have been deleted in response to this comment.

      We are sending a letter from the Company confirming the matters referred to in the staff's closing comment of its letter of comment.

Please direct your comments or questions concerning the registration statement to the undersigned at (212) 561-3638, or in my absence, Vincent McGill (212) 561-3604, or fax them to (212) 779-9928,. 9930 or 9931.

                                                Very truly yours,


                                                /s/ Mark Orenstein


cc.: Nicholas Panos, Senior Special Counsel
     Vincent McGill